PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2012	2013

Contracts in progress (i)	$5,815	$15,231
Government subsidies receivable (ii)	1,205	331
Advance to employees (iii)	1,100	1,376
Advance to suppliers	870	4,265
Rental deposits	907	1,400
Prepaid rental and renovation & other prepaid expenses (iv)	2,107	2,891
Other operating receivable	867	713
Others	1,148	2,939

Total	$14,019	$29,146

(i)	Contracts in progress comprise:

Deposits made by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from:

•	hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized.

•	direct and incremental staff costs in respect of a practically BPO contract to hire and train the service delivery personnel according to the customer’s requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period.

•	the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.

(ii)	Government subsidies receivable represented subsidies that are recorded when the approval is obtained from the relevant government authorities and the Group has the right to receive the subsidies.
(iii)	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
(iv)	Prepaid rental and renovation mainly represented renovation cost for office buildings.